SHAREHOLDER' EQUITY (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Number
Options outstanding at beginning of year	6,139,463		6,755,463		5,159,102
Granted	85,000	[1]	150,000	[1]	2,900,000	[1]
Exercised
Forfeited	(714,900)		(766,000)		(1,303,639)
Options outstanding at end of year	5,509,563		6,139,463		6,755,463
Options exercisable at year end	4,627,071		4,371,053		3,907,131
Weighted average fair value of options granted during the year	$ 0.08		$ 0.09		$ 0.04
Weighted average exercise price
Options outstanding at beginning of year	$ 0.45		$ 0.45		$ 0.71
Granted	$ 0.08	[1]	$ 0.09	[1]	$ 0.05	[1]
Exercised	$ 0.00		$ 0.00		$ 0.00
Forfeited	$ 0.42		$ 0.39		$ 0.61
Options outstanding at end of year	$ 0.45		$ 0.45		$ 0.45
Options exercisable at year end	$ 0.55		$ 0.45		$ 0.71

[1]	Options granted in 2012, 2011 and 2010 were granted with exercise price that was at market value or above.